Quarterly Holdings Report
for

Fidelity® International Index Fund

November 30, 2019

SPI-QTLY-0120
1.810719.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	1,296,380	$17,896,946
Alumina Ltd.	4,848,328	7,575,435
AMP Ltd.	6,649,907	8,793,584
APA Group unit	2,332,935	17,357,970
Aristocrat Leisure Ltd.	1,136,044	26,064,812
ASX Ltd.	382,795	21,156,561
Aurizon Holdings Ltd.	3,930,120	15,365,166
Australia & New Zealand Banking Group Ltd.	5,603,306	94,145,492
Bank of Queensland Ltd.	28,225	149,486
Bendigo & Adelaide Bank Ltd.	977,239	6,629,875
BHP Billiton Ltd.	5,822,835	150,142,867
BlueScope Steel Ltd.	1,024,458	10,082,326
Boral Ltd.	2,320,317	8,067,037
Brambles Ltd.	3,128,988	26,561,416
Caltex Australia Ltd.	494,105	11,550,388
Challenger Ltd.	1,090,269	6,002,908
Cimic Group Ltd.	192,937	4,390,107
Coca-Cola Amatil Ltd.	989,794	7,618,872
Cochlear Ltd.	114,307	18,091,464
Coles Group Ltd.	2,240,461	24,641,182
Commonwealth Bank of Australia	3,498,734	191,264,060
Computershare Ltd.	967,654	11,604,660
Crown Ltd.	736,908	6,434,919
CSL Ltd.	895,818	171,769,403
DEXUS Property Group unit	2,170,952	17,958,923
Flight Centre Travel Group Ltd.	107,691	3,207,242
Fortescue Metals Group Ltd.	2,738,583	18,023,633
Goodman Group unit	3,253,620	32,615,094
Harvey Norman Holdings Ltd. (a)	1,108,854	3,225,124
Incitec Pivot Ltd.	3,185,030	6,958,564
Insurance Australia Group Ltd.	4,568,328	24,380,235
Lendlease Group unit	1,115,222	14,566,231
Macquarie Group Ltd.	639,007	59,668,569
Magellan Financial Group Ltd.	252,141	8,952,074
Medibank Private Ltd.	5,447,951	12,013,081
Mirvac Group unit	7,779,962	17,734,174
National Australia Bank Ltd.	5,698,522	99,792,494
Newcrest Mining Ltd.	1,519,357	31,611,839
Orica Ltd.	752,303	12,100,637
Origin Energy Ltd.	3,483,984	20,502,131
Qantas Airways Ltd.	1,444,328	7,131,687
QBE Insurance Group Ltd.	2,599,383	22,294,263
Ramsay Health Care Ltd.	319,334	15,763,499
realestate.com.au Ltd.	103,352	7,295,525
Rio Tinto Ltd.	733,770	48,093,604
Santos Ltd.	3,501,949	19,305,054
Scentre Group unit	10,515,017	28,022,689
SEEK Ltd.	662,359	10,389,575
Sonic Healthcare Ltd.	888,851	18,108,711
South32 Ltd.	9,844,563	17,978,929
SP AusNet	3,590,391	4,225,660
Stockland Corp. Ltd. unit	4,688,101	16,013,709
Suncorp Group Ltd.	2,492,003	22,553,205
Sydney Airport unit	2,189,385	13,594,662
Tabcorp Holdings Ltd.	3,992,844	12,936,639
Telstra Corp. Ltd.	8,226,681	21,479,074
The GPT Group unit	3,853,787	16,031,214
TPG Telecom Ltd.	737,735	3,488,038
Transurban Group unit	5,359,246	55,643,658
Treasury Wine Estates Ltd.	1,422,994	17,998,996
Vicinity Centres unit	6,351,155	11,513,069
Washington H. Soul Pattinson & Co. Ltd.	230,555	3,480,746
Wesfarmers Ltd.	2,245,003	64,339,694
Westpac Banking Corp.	6,898,229	115,092,723
WiseTech Global Ltd.	283,311	5,227,709
Woodside Petroleum Ltd.	1,851,253	43,212,992
Woolworths Group Ltd.	2,486,736	66,877,442
WorleyParsons Ltd.	668,558	6,783,189

TOTAL AUSTRALIA		1,941,542,936

Austria - 0.2%
Andritz AG	144,304	5,628,393
Erste Group Bank AG	595,225	21,314,114
OMV AG	292,201	16,657,541
Raiffeisen International Bank-Holding AG	293,669	6,895,160
Verbund AG	134,857	7,010,261
Voestalpine AG	230,462	6,106,849

TOTAL AUSTRIA		63,612,318

Bailiwick of Jersey - 0.7%
Experian PLC	1,801,660	59,763,161
Ferguson PLC	452,790	39,423,498
Glencore Xstrata PLC	21,439,726	67,676,028
WPP PLC	2,495,869	32,228,501

TOTAL BAILIWICK OF JERSEY		199,091,188

Belgium - 1.0%
Ageas	354,143	21,257,810
Anheuser-Busch InBev SA NV	1,505,999	119,378,469
Colruyt NV	109,928	5,692,577
Galapagos Genomics NV (b)	85,728	16,835,401
Groupe Bruxelles Lambert SA	159,549	16,190,359
KBC Groep NV	493,853	35,988,575
Proximus	303,606	9,158,968
Solvay SA Class A	146,593	16,797,681
Telenet Group Holding NV	90,334	4,076,749
UCB SA	250,117	20,271,585
Umicore SA	389,754	16,739,219

TOTAL BELGIUM		282,387,393

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	1,296,450	8,777,478
Dairy Farm International Holdings Ltd.	671,807	3,930,071
Hongkong Land Holdings Ltd.	2,307,552	12,691,536
Jardine Matheson Holdings Ltd.	436,409	24,534,914
Jardine Strategic Holdings Ltd.	438,862	13,933,869
Kerry Properties Ltd.	1,304,681	4,208,272
NWS Holdings Ltd.	3,022,104	4,053,562
Yue Yuen Industrial (Holdings) Ltd.	1,411,500	4,174,168

TOTAL BERMUDA		76,303,870

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	603,829	7,883,207
BeiGene Ltd. ADR (a)(b)	71,303	14,495,187
Budweiser Brewing Co. APAC Ltd. (b)(c)	2,621,600	9,343,481
Cheung Kong Property Holdings Ltd.	5,104,925	33,942,841
CK Hutchison Holdings Ltd.	5,340,925	48,509,206
Melco Crown Entertainment Ltd. sponsored ADR	416,856	8,870,696
Sands China Ltd.	4,801,200	22,692,880
WH Group Ltd. (c)	18,842,000	19,351,790
Wharf Real Estate Investment Co. Ltd.	2,406,585	13,357,620
Wynn Macau Ltd.	3,093,600	6,805,114

TOTAL CAYMAN ISLANDS		185,252,022

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	7,334	9,522,428
Series B	13,036	18,219,585
Carlsberg A/S Series B	211,400	30,412,646
Christian Hansen Holding A/S	208,595	15,841,218
Coloplast A/S Series B	234,903	27,752,809
Danske Bank A/S	1,279,886	17,280,429
DSV A/S	429,699	46,787,891
Genmab A/S (b)	128,492	29,937,161
H Lundbeck A/S	135,571	5,193,778
ISS Holdings A/S	308,495	7,080,675
Novo Nordisk A/S Series B	3,497,616	196,608,575
Novozymes A/S Series B	422,233	20,173,192
ORSTED A/S (c)	373,971	34,466,357
Pandora A/S	197,787	7,962,287
Tryg A/S	239,469	6,885,910
Vestas Wind Systems A/S	373,565	35,552,699
William Demant Holding A/S (b)	222,025	6,793,560

TOTAL DENMARK		516,471,200

Finland - 1.1%
Elisa Corp. (A Shares)	281,043	15,021,276
Fortum Corp.	878,163	20,696,108
Kone OYJ (B Shares)	671,900	42,063,813
Metso Corp.	208,537	7,995,859
Neste Oyj	836,044	28,260,982
Nokia Corp.	11,141,940	39,424,982
Nokian Tyres PLC	247,714	6,703,192
Nordea Bank ABP (Stockholm Stock Exchange)	6,405,054	45,367,474
Orion Oyj (B Shares)	206,684	8,995,115
Sampo Oyj (A Shares)	876,086	35,425,466
Stora Enso Oyj (R Shares)	1,151,005	15,471,763
UPM-Kymmene Corp.	1,052,227	35,151,301
Wartsila Corp.	878,737	8,845,406

TOTAL FINLAND		309,422,737

France - 10.0%
Accor SA	347,453	14,865,045
Aeroports de Paris	58,694	11,478,756
Air Liquide SA	576,285	78,130,697
Alstom SA	377,292	16,453,419
Amundi SA (c)	119,729	9,062,726
Arkema SA	136,676	14,164,459
Atos Origin SA	193,850	16,466,233
AXA SA	3,818,767	103,898,087
bioMerieux SA	81,995	7,412,569
BNP Paribas SA	2,223,612	124,659,564
Bollore SA	1,717,759	7,343,392
Bollore SA (b)	9,986	41,920
Bouygues SA	439,416	17,952,228
Bureau Veritas SA	581,265	15,216,802
Capgemini SA	314,302	37,175,084
Carrefour SA	1,197,275	19,760,981
Casino Guichard Perrachon SA (a)	108,739	4,785,157
CNP Assurances	341,148	6,735,713
Compagnie de St. Gobain	972,175	39,364,484
Covivio	94,988	10,507,641
Credit Agricole SA	2,282,608	31,149,324
Danone SA	1,220,526	100,427,720
Dassault Aviation SA	4,970	6,762,793
Dassault Systemes SA	259,964	40,959,252
Edenred SA	481,371	23,893,374
EDF SA (b)	200,740	2,062,239
EDF SA	1,007,056	10,345,671
EDF SA:
rights (b)(d)	973,558	160,900
rights (b)(d)	200,740	33,176
Eiffage SA	155,171	16,942,870
ENGIE	3,610,619	57,126,665
Essilor International SA	560,256	87,037,898
Eurazeo SA	77,642	5,291,017
Eutelsat Communications	338,566	5,554,447
Faurecia SA	150,342	7,974,238
Gecina SA	89,932	15,536,854
Groupe Eurotunnel SA	870,757	14,688,415
Hermes International SCA	62,612	46,910,413
ICADE	59,251	5,930,938
Iliad SA (a)	52,869	6,730,910
Ingenico SA	118,593	12,656,286
Ipsen SA	73,475	8,297,862
JCDecaux SA	169,566	4,857,523
Kering SA	149,770	90,214,567
Klepierre SA	391,973	14,066,196
L'Oreal SA (b)	201,944	57,561,241
L'Oreal SA	297,597	84,825,757
Legrand SA	527,605	41,668,673
LVMH Moet Hennessy Louis Vuitton SE	549,435	245,983,021
Michelin CGDE Series B	338,005	40,555,875
Natixis SA	1,872,215	7,824,225
Orange SA	3,943,551	65,159,269
Pernod Ricard SA	419,708	77,087,793
Peugeot Citroen SA	1,158,663	27,983,398
Publicis Groupe SA	428,002	18,805,827
Remy Cointreau SA	45,197	5,821,393
Renault SA	380,225	18,204,686
Safran SA	646,945	105,815,753
Sanofi SA	2,227,467	207,641,782
Sartorius Stedim Biotech	54,780	8,697,387
Schneider Electric SA	1,093,081	105,446,137
SCOR SE	314,185	13,497,131
SEB SA	44,869	6,970,570
Societe Generale Series A	1,603,125	50,380,159
Sodexo SA	89,889	10,478,400
Sodexo SA (b)	84,696	9,873,050
SR Teleperformance SA	115,511	27,363,054
Suez Environnement SA	676,901	10,019,951
Thales SA	210,789	20,651,432
Total SA	4,744,409	248,866,995
Ubisoft Entertainment SA (b)	167,285	10,161,223
Valeo SA	473,957	18,674,080
Veolia Environnement SA	1,063,040	27,220,024
VINCI SA	1,009,569	110,099,722
Vivendi SA	1,688,652	46,365,075
Wendel SA	54,130	7,294,025
Worldline SA (b)(c)	197,071	12,756,554

TOTAL FRANCE		2,920,840,167

Germany - 8.0%
adidas AG	356,544	111,075,560
Allianz SE	838,864	200,630,047
Axel Springer SE (b)	96,307	6,631,941
BASF AG	1,815,543	136,279,531
Bayer AG	1,843,366	139,219,504
Bayerische Motoren Werke AG (BMW)	652,053	52,661,065
Beiersdorf AG	199,042	23,213,379
Brenntag AG	305,786	16,310,056
Carl Zeiss Meditec AG	79,612	9,736,532
Commerzbank AG	1,984,639	11,504,098
Continental AG	216,602	28,309,586
Covestro AG (c)	344,521	16,132,713
Daimler AG (Germany)	1,797,771	101,416,145
Delivery Hero AG (b)(c)	224,106	11,852,160
Deutsche Bank AG	3,883,209	27,998,633
Deutsche Borse AG	375,608	57,484,039
Deutsche Lufthansa AG	474,968	9,011,566
Deutsche Post AG	1,955,486	72,910,123
Deutsche Telekom AG	6,586,797	110,588,779
Deutsche Wohnen AG (Bearer)	711,151	27,776,712
E.ON AG	4,437,427	46,432,969
Evonik Industries AG	365,103	10,595,805
Fraport AG Frankfurt Airport Services Worldwide	82,516	7,029,635
Fresenius Medical Care AG & Co. KGaA	421,083	30,827,839
Fresenius SE & Co. KGaA	825,852	45,168,614
GEA Group AG	303,917	9,767,742
Hannover Reuck SE	119,146	22,119,848
HeidelbergCement Finance AG	293,537	21,701,419
Henkel AG & Co. KGaA	204,823	19,814,175
Hochtief AG	48,303	5,934,057
Infineon Technologies AG	2,472,234	52,687,370
KION Group AG	128,633	8,534,850
Knorr-Bremse AG	95,825	9,320,601
Lanxess AG	164,437	10,961,189
Merck KGaA	254,857	29,764,953
Metro Wholesale & Food Specialist AG	356,004	5,736,586
MTU Aero Engines Holdings AG	102,604	27,798,770
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	285,139	81,871,698
Puma AG	164,461	12,358,053
RWE AG	1,154,755	34,237,837
SAP SE	1,942,610	263,916,646
Siemens AG	1,512,176	194,866,084
Siemens Healthineers AG (c)	296,542	14,382,653
Symrise AG	253,531	24,593,134
Telefonica Deutschland Holding AG	1,772,881	5,412,761
Thyssenkrupp AG (a)	801,107	10,044,667
TUI AG	306,139	4,204,494
TUI AG (GB)	570,780	7,850,648
Uniper SE	394,586	12,738,317
United Internet AG	243,668	8,255,557
Volkswagen AG	66,037	12,598,319
Vonovia SE	1,018,326	53,058,982
Wirecard AG (a)	232,122	30,639,092
Zalando SE (b)(c)	272,830	11,753,620

TOTAL GERMANY		2,317,721,153

Hong Kong - 2.4%
AIA Group Ltd.	23,896,000	239,132,215
Bank of East Asia Ltd.	2,591,228	5,845,672
BOC Hong Kong (Holdings) Ltd.	7,342,066	24,948,131
CLP Holdings Ltd.	3,249,157	33,495,180
Galaxy Entertainment Group Ltd.	4,271,000	27,934,289
Hang Lung Properties Ltd.	4,036,423	8,270,640
Hang Seng Bank Ltd.	1,515,101	30,889,620
Henderson Land Development Co. Ltd.	2,878,381	13,843,673
Hong Kong & China Gas Co. Ltd.	20,084,434	38,256,650
Hong Kong Exchanges and Clearing Ltd.	2,363,465	74,633,830
Link (REIT)	4,166,808	42,582,540
MTR Corp. Ltd.	3,046,451	17,084,285
New World Development Co. Ltd.	12,133,803	15,841,121
PCCW Ltd.	8,298,863	5,003,785
Power Assets Holdings Ltd.	2,746,676	19,104,840
Sino Land Ltd.	6,093,602	9,138,613
SJM Holdings Ltd.	3,902,000	3,977,665
Sun Hung Kai Properties Ltd.	3,151,676	45,915,127
Swire Pacific Ltd. (A Shares)	986,884	8,910,517
Swire Properties Ltd.	2,282,400	7,099,517
Techtronic Industries Co. Ltd.	2,715,000	20,410,535
Vitasoy International Holdings Ltd.	1,454,000	5,590,736
Wheelock and Co. Ltd.	1,603,000	9,962,182

TOTAL HONG KONG		707,871,363

Ireland - 0.7%
AIB Group PLC	1,579,171	5,167,594
Bank Ireland Group PLC	1,894,477	9,518,246
CRH PLC	1,576,232	60,304,404
DCC PLC (United Kingdom)	194,659	16,635,804
James Hardie Industries PLC CDI	874,174	17,123,796
Kerry Group PLC Class A	314,158	40,290,613
Kingspan Group PLC (Ireland)	304,361	16,405,075
Paddy Power Betfair PLC (Ireland)	154,137	17,662,127
Smurfit Kappa Group PLC	446,777	15,850,736

TOTAL IRELAND		198,958,395

Isle of Man - 0.0%
Gaming VC Holdings SA	1,150,947	12,676,234
Israel - 0.6%
Azrieli Group	84,191	6,569,244
Bank Hapoalim BM (Reg.)	2,246,300	18,122,205
Bank Leumi le-Israel BM	2,926,623	21,235,369
Check Point Software Technologies Ltd. (b)	240,571	28,358,509
CyberArk Software Ltd. (b)	74,571	9,138,676
Elbit Systems Ltd. (Israel)	47,665	7,899,352
Israel Chemicals Ltd.	1,395,002	6,544,593
Israel Discount Bank Ltd. (Class A)	2,304,151	10,610,873
Mizrahi Tefahot Bank Ltd.	278,572	7,446,974
NICE Systems Ltd. (b)	109,451	16,601,622
NICE Systems Ltd. sponsored ADR (a)(b)	13,705	2,076,170
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)	2,149,993	22,402,927
Wix.com Ltd. (b)	93,018	11,244,946

TOTAL ISRAEL		168,251,460

Italy - 1.9%
Assicurazioni Generali SpA	2,170,002	44,303,529
Atlantia SpA	975,911	21,634,206
Davide Campari-Milano SpA	1,148,368	10,482,777
Enel SpA	16,073,724	121,486,570
Eni SpA	5,029,599	75,784,974
FinecoBank SpA	1,205,100	14,950,794
Intesa Sanpaolo SpA	29,416,116	74,429,065
Leonardo SpA	798,204	9,335,480
Mediobanca SpA	1,228,610	13,739,877
Moncler SpA	355,259	15,566,947
Pirelli & C. SpA (c)	798,990	4,533,685
Poste Italiane SpA (c)	1,031,452	12,035,046
Prysmian SpA	477,484	10,884,841
Recordati SpA	206,806	8,674,586
Snam Rete Gas SpA	4,025,707	20,013,084
Telecom Italia SpA (b)	18,360,029	11,482,262
Terna SpA	2,773,921	17,818,265
UniCredit SpA	3,973,862	55,001,475

TOTAL ITALY		542,157,463

Japan - 24.3%
ABC-MART, Inc.	65,900	4,390,523
ACOM Co. Ltd.	771,700	3,201,899
Advantest Corp.	393,500	19,239,856
AEON Co. Ltd.	1,293,300	26,393,154
AEON Financial Service Co. Ltd.	217,100	3,283,682
AEON MALL Co. Ltd.	196,840	3,164,335
Agc, Inc.	357,035	13,035,595
Air Water, Inc.	295,800	4,752,480
Aisin Seiki Co. Ltd.	320,900	12,141,528
Ajinomoto Co., Inc.	865,166	14,422,069
Alfresa Holdings Corp.	372,400	7,695,087
Alps Electric Co. Ltd.	413,100	9,328,917
Amada Holdings Co. Ltd.	660,700	7,366,606
Ana Holdings, Inc.	227,300	7,742,160
Aozora Bank Ltd.	230,000	5,860,355
Asahi Group Holdings	716,903	34,502,022
ASAHI INTECC Co. Ltd.	386,200	11,259,167
Asahi Kasei Corp.	2,484,927	27,921,932
Astellas Pharma, Inc.	3,734,900	63,744,523
Bandai Namco Holdings, Inc.	393,450	23,865,177
Bank of Kyoto Ltd.	102,400	4,225,334
Benesse Holdings, Inc.	142,800	3,769,022
Bridgestone Corp.	1,130,479	45,200,563
Brother Industries Ltd.	441,700	8,759,724
Calbee, Inc.	159,600	5,141,565
Canon, Inc.	1,977,744	54,786,666
Casio Computer Co. Ltd.	384,500	7,333,682
Central Japan Railway Co.	285,000	57,549,580
Chiba Bank Ltd.	1,085,674	6,191,378
Chubu Electric Power Co., Inc.	1,268,064	17,684,753
Chugai Pharmaceutical Co. Ltd.	442,725	38,672,688
Chugoku Electric Power Co., Inc.	551,300	7,290,542
Coca-Cola West Co. Ltd.	247,300	5,941,799
Concordia Financial Group Ltd.	2,088,384	8,474,159
Credit Saison Co. Ltd.	312,852	5,175,124
CyberAgent, Inc.	200,300	6,919,521
Dai Nippon Printing Co. Ltd.	477,221	12,765,727
Dai-ichi Mutual Life Insurance Co.	2,133,400	34,373,827
Daicel Chemical Industries Ltd.	494,400	4,861,766
Daifuku Co. Ltd.	200,600	11,678,139
Daiichi Sankyo Kabushiki Kaisha	1,121,270	70,317,627
Daikin Industries Ltd.	492,594	70,963,688
Dainippon Sumitomo Pharma Co. Ltd.	315,600	5,961,846
Daito Trust Construction Co. Ltd.	141,863	17,353,649
Daiwa House Industry Co. Ltd.	1,119,784	34,273,045
Daiwa House REIT Investment Corp.	3,702	10,129,581
Daiwa Securities Group, Inc.	2,999,985	15,216,521
DENSO Corp.	858,138	38,334,660
Dentsu, Inc.	426,200	15,463,480
Disco Corp.	53,300	11,505,630
East Japan Railway Co.	597,600	54,997,551
Eisai Co. Ltd.	497,078	36,842,466
Electric Power Development Co. Ltd.	290,580	6,971,052
FamilyMart Co. Ltd.	501,500	11,843,137
Fanuc Corp.	383,272	73,182,954
Fast Retailing Co. Ltd.	115,267	70,253,667
Fuji Electric Co. Ltd.	251,330	7,740,652
Fujifilm Holdings Corp.	712,205	33,664,086
Fujitsu Ltd.	388,807	35,359,335
Fukuoka Financial Group, Inc.	335,060	6,384,574
GMO Payment Gateway, Inc.	81,100	5,751,563
Hakuhodo DY Holdings, Inc.	458,800	7,417,448
Hamamatsu Photonics K.K.	278,000	11,267,867
Hankyu Hanshin Holdings, Inc.	452,300	19,427,984
Hikari Tsushin, Inc.	41,400	9,655,712
Hino Motors Ltd.	570,800	5,586,975
Hirose Electric Co. Ltd.	64,777	7,968,364
Hisamitsu Pharmaceutical Co., Inc.	104,200	5,113,818
Hitachi Chemical Co. Ltd.	206,900	7,450,064
Hitachi Construction Machinery Co. Ltd.	208,700	5,504,553
Hitachi High-Technologies Corp.	136,300	8,894,005
Hitachi Ltd.	1,912,554	75,159,772
Hitachi Metals Ltd.	416,000	5,824,456
Honda Motor Co. Ltd.	3,223,460	90,609,941
Hoshizaki Corp.	107,600	9,410,821
Hoya Corp.	754,016	68,841,344
Hulic Co. Ltd.	600,900	6,760,262
Idemitsu Kosan Co. Ltd.	389,115	10,625,805
IHI Corp.	291,318	6,797,065
Iida Group Holdings Co. Ltd.	297,200	5,282,892
INPEX Corp.	2,021,600	19,750,415
Isetan Mitsukoshi Holdings Ltd.	666,387	5,937,921
Isuzu Motors Ltd.	1,087,000	12,720,741
Itochu Corp.	2,662,986	58,117,443
ITOCHU Techno-Solutions Corp.	190,600	5,091,608
J. Front Retailing Co. Ltd.	455,590	5,987,374
Japan Airlines Co. Ltd.	227,900	7,085,686
Japan Airport Terminal Co. Ltd.	102,400	5,324,950
Japan Exchange Group, Inc.	1,008,800	17,157,529
Japan Post Bank Co. Ltd.	805,300	7,801,298
Japan Post Holdings Co. Ltd.	3,114,400	29,288,225
Japan Post Insurance Co. Ltd.	446,000	7,675,178
Japan Prime Realty Investment Corp.	1,557	7,093,443
Japan Real Estate Investment Corp.	2,585	17,600,302
Japan Retail Fund Investment Corp.	5,150	11,733,641
Japan Tobacco, Inc.	2,372,100	54,077,897
JFE Holdings, Inc.	975,275	12,433,820
JGC Corp.	436,617	6,348,544
JSR Corp.	380,716	6,739,599
JTEKT Corp.	401,900	4,995,284
JX Holdings, Inc.	6,260,000	27,838,750
Kajima Corp.	880,058	11,605,956
Kakaku.com, Inc.	273,600	6,603,707
Kamigumi Co. Ltd.	213,631	4,736,509
Kansai Electric Power Co., Inc.	1,393,336	15,891,824
Kansai Paint Co. Ltd.	354,500	8,935,396
Kao Corp.	953,150	75,018,532
Kawasaki Heavy Industries Ltd.	276,794	6,217,873
KDDI Corp.	3,491,700	100,319,597
Keihan Electric Railway Co., Ltd.	188,900	9,236,109
Keihin Electric Express Railway Co. Ltd.	438,730	9,025,601
Keio Corp.	203,482	13,054,685
Keisei Electric Railway Co.	257,100	10,596,975
Keyence Corp.	360,548	123,367,914
Kikkoman Corp.	287,849	14,468,740
Kintetsu Group Holdings Co. Ltd.	339,410	19,200,767
Kirin Holdings Co. Ltd.	1,626,256	36,011,865
Kobayashi Pharmaceutical Co. Ltd.	97,800	8,026,357
Koito Manufacturing Co. Ltd.	204,600	10,546,006
Komatsu Ltd.	1,827,845	42,967,480
Konami Holdings Corp.	184,700	8,136,118
Konica Minolta, Inc.	896,500	5,874,525
Kose Corp.	65,200	10,385,999
Kubota Corp.	2,073,364	31,994,837
Kuraray Co. Ltd.	633,986	7,665,541
Kurita Water Industries Ltd.	196,800	5,503,637
Kyocera Corp.	635,004	43,217,646
Kyowa Hakko Kirin Co., Ltd.	477,989	10,147,765
Kyushu Electric Power Co., Inc.	753,670	6,639,900
Kyushu Railway Co.	313,200	10,662,310
Lawson, Inc.	99,516	5,420,539
LINE Corp. (a)(b)	119,200	5,613,428
Lion Corp.	443,700	8,941,313
LIXIL Group Corp.	527,459	8,917,923
M3, Inc.	871,900	23,984,820
Makita Corp.	443,600	14,675,855
Marubeni Corp.	3,083,844	22,777,945
Marui Group Co. Ltd.	377,449	9,086,096
Maruichi Steel Tube Ltd.	109,000	3,137,909
Mazda Motor Corp.	1,134,900	10,070,884
McDonald's Holdings Co. (Japan) Ltd.	129,200	6,387,973
Mebuki Financial Group, Inc.	1,708,510	4,418,830
Medipal Holdings Corp.	363,170	7,793,120
Meiji Holdings Co. Ltd.	226,158	15,377,587
Mercari, Inc. (b)	150,800	3,326,916
Minebea Mitsumi, Inc.	718,900	13,954,886
Misumi Group, Inc.	561,900	13,916,551
Mitsubishi Chemical Holdings Corp.	2,526,375	18,741,168
Mitsubishi Corp.	2,672,102	69,989,438
Mitsubishi Electric Corp.	3,609,806	49,864,940
Mitsubishi Estate Co. Ltd.	2,338,023	42,873,726
Mitsubishi Gas Chemical Co., Inc.	318,233	4,979,116
Mitsubishi Heavy Industries Ltd.	634,625	24,289,979
Mitsubishi Materials Corp.	222,593	5,948,290
Mitsubishi Motors Corp. of Japan	1,334,100	5,974,310
Mitsubishi Tanabe Pharma Corp.	444,200	8,131,353
Mitsubishi UFJ Financial Group, Inc.	24,318,830	128,909,030
Mitsubishi UFJ Lease & Finance Co. Ltd.	801,400	5,148,823
Mitsui & Co. Ltd.	3,273,723	58,027,653
Mitsui Chemicals, Inc.	365,036	8,750,589
Mitsui Fudosan Co. Ltd.	1,764,077	43,900,399
Mitsui OSK Lines Ltd.	224,128	5,878,700
Mizuho Financial Group, Inc.	47,700,200	73,862,385
MonotaRO Co. Ltd.	248,000	6,980,808
MS&AD Insurance Group Holdings, Inc.	938,784	30,380,498
Murata Manufacturing Co. Ltd.	1,135,862	65,890,546
Nabtesco Corp.	226,000	6,939,865
Nagoya Railroad Co. Ltd.	371,200	11,822,628
NEC Corp.	489,354	19,566,110
New Hampshire Foods Ltd.	165,070	6,924,432
Nexon Co. Ltd. (b)	971,000	13,248,976
NGK Insulators Ltd.	519,609	8,571,507
NGK Spark Plug Co. Ltd.	304,100	6,089,226
Nidec Corp.	442,084	65,411,625
Nikon Corp.	635,438	8,716,802
Nintendo Co. Ltd.	221,196	85,654,982
Nippon Building Fund, Inc.	2,654	19,937,744
Nippon Express Co. Ltd.	153,554	9,739,214
Nippon Paint Holdings Co. Ltd.	289,600	15,456,626
Nippon Prologis REIT, Inc.	3,936	10,564,825
Nippon Shinyaku Co. Ltd.	90,500	8,171,632
Nippon Steel & Sumitomo Metal Corp.	1,599,263	23,465,699
Nippon Telegraph & Telephone Corp.	1,272,100	64,256,047
Nippon Yusen KK	304,457	5,228,246
Nissan Chemical Corp.	248,400	9,841,108
Nissan Motor Co. Ltd.	4,596,448	28,383,143
Nisshin Seifun Group, Inc.	391,793	7,361,784
Nissin Food Holdings Co. Ltd.	125,623	9,414,262
Nitori Holdings Co. Ltd.	157,800	24,732,864
Nitto Denko Corp.	314,394	17,641,923
NKSJ Holdings, Inc.	664,603	26,214,829
Nomura Holdings, Inc.	6,561,747	33,632,147
Nomura Real Estate Holdings, Inc.	242,800	5,869,183
Nomura Real Estate Master Fund, Inc.	8,045	14,690,102
Nomura Research Institute Ltd.	671,765	14,175,703
NSK Ltd.	697,976	6,748,845
NTT Data Corp.	1,241,100	16,923,060
NTT DOCOMO, Inc.	2,636,700	72,363,463
Obayashi Corp.	1,286,504	13,638,683
OBIC Co. Ltd.	127,400	16,917,584
Odakyu Electric Railway Co. Ltd.	583,300	14,345,278
Oji Holdings Corp.	1,709,152	9,762,566
Olympus Corp.	2,303,316	34,185,571
OMRON Corp.	380,160	22,339,872
Ono Pharmaceutical Co. Ltd.	752,800	16,890,185
Oracle Corp. Japan	76,100	7,003,537
Oriental Land Co. Ltd.	395,424	54,731,278
ORIX Corp.	2,619,880	42,918,433
ORIX JREIT, Inc.	5,194	11,425,661
Osaka Gas Co. Ltd.	744,105	13,954,519
Otsuka Corp.	207,100	8,299,520
Otsuka Holdings Co. Ltd.	772,100	33,686,761
Pan Pacific International Hold	876,300	14,207,240
Panasonic Corp.	4,365,473	41,189,613
Park24 Co. Ltd.	230,700	5,576,691
PeptiDream, Inc. (b)	187,800	8,633,102
Persol Holdings Co., Ltd.	350,700	6,451,829
Pigeon Corp.	228,800	10,643,319
Pola Orbis Holdings, Inc.	178,300	4,396,394
Rakuten, Inc.	1,700,600	14,749,309
Recruit Holdings Co. Ltd.	2,682,100	97,221,766
Renesas Electronics Corp. (b)	1,502,000	9,787,297
Resona Holdings, Inc.	4,109,200	17,428,987
Ricoh Co. Ltd.	1,326,970	13,667,476
Rinnai Corp.	66,500	5,105,100
ROHM Co. Ltd.	184,744	15,533,219
Ryohin Keikaku Co. Ltd.	476,900	10,865,579
Sankyo Co. Ltd. (Gunma)	86,200	2,914,824
Santen Pharmaceutical Co. Ltd.	712,700	13,352,541
SBI Holdings, Inc. Japan	468,460	9,731,398
Secom Co. Ltd.	415,467	35,338,616
Sega Sammy Holdings, Inc.	343,200	4,952,594
Seibu Holdings, Inc.	395,800	6,977,684
Seiko Epson Corp.	554,900	8,448,761
Sekisui Chemical Co. Ltd.	717,793	12,496,762
Sekisui House Ltd.	1,229,067	26,565,011
Seven & i Holdings Co. Ltd.	1,489,600	55,516,257
Seven Bank Ltd.	1,150,100	3,563,187
SG Holdings Co. Ltd.	288,100	6,914,189
Sharp Corp.	423,800	6,406,189
Shimadzu Corp.	439,600	13,237,818
Shimamura Co. Ltd.	42,700	3,426,302
SHIMANO, Inc.	146,800	23,746,664
SHIMIZU Corp.	1,172,216	11,227,220
Shin-Etsu Chemical Co. Ltd.	718,462	77,226,803
Shinsei Bank Ltd.	387,700	6,104,982
Shionogi & Co. Ltd.	532,791	31,348,094
Shiseido Co. Ltd.	790,850	57,134,612
Shizuoka Bank Ltd.	887,374	6,755,461
Showa Denko K.K.	269,100	7,188,625
SMC Corp.	113,271	51,356,007
SoftBank Corp.	3,098,260	120,424,966
SoftBank Corp.	3,311,100	44,967,050
Sohgo Security Services Co., Ltd.	139,300	7,243,804
Sony Corp.	2,513,785	159,519,548
Sony Financial Holdings, Inc.	302,100	7,012,740
Square Enix Holdings Co. Ltd.	181,800	8,988,649
Stanley Electric Co. Ltd.	255,425	7,073,092
Subaru Corp.	1,216,600	31,871,540
Sumco Corp.	498,300	7,700,834
Sumitomo Chemical Co. Ltd.	2,954,234	13,337,521
Sumitomo Corp.	2,351,142	35,432,582
Sumitomo Electric Industries Ltd.	1,491,406	22,271,590
Sumitomo Heavy Industries Ltd.	214,664	6,140,544
Sumitomo Metal Mining Co. Ltd.	458,732	13,901,986
Sumitomo Mitsui Financial Group, Inc.	2,628,900	96,260,736
Sumitomo Mitsui Trust Holdings, Inc.	656,872	25,172,160
Sumitomo Realty & Development Co. Ltd.	659,200	22,977,415
Sumitomo Rubber Industries Ltd.	330,100	4,196,391
Sundrug Co. Ltd.	141,700	4,972,839
Suntory Beverage & Food Ltd.	274,800	11,929,263
Suzuken Co. Ltd.	143,316	6,267,292
Suzuki Motor Corp.	728,500	32,330,433
Sysmex Corp.	329,300	22,833,112
T&D Holdings, Inc.	1,102,700	12,980,055
Taiheiyo Cement Corp.	239,500	6,927,596
Taisei Corp.	398,918	15,658,498
Taisho Pharmaceutical Holdings Co. Ltd.	68,057	5,025,595
Taiyo Nippon Sanso Corp.	257,400	5,732,808
Takeda Pharmaceutical Co. Ltd.	2,960,327	120,612,852
TDK Corp.	255,225	26,847,375
Teijin Ltd.	346,468	6,519,627
Terumo Corp.	1,276,248	44,800,480
THK Co. Ltd.	233,900	6,573,227
Tobu Railway Co. Ltd.	379,059	13,874,349
Toho Co. Ltd.	222,154	9,024,626
Toho Gas Co. Ltd.	144,700	5,468,237
Tohoku Electric Power Co., Inc.	845,690	8,385,795
Tokio Marine Holdings, Inc.	1,263,200	68,712,908
Tokyo Century Corp.	82,400	4,397,880
Tokyo Electric Power Co., Inc. (b)	3,005,218	13,183,190
Tokyo Electron Ltd.	310,318	64,094,195
Tokyo Gas Co. Ltd.	744,479	17,992,823
Tokyu Corp.	985,477	19,444,753
Tokyu Fudosan Holdings Corp.	1,211,900	8,317,829
Toppan Printing Co. Ltd.	554,606	11,034,338
Toray Industries, Inc.	2,743,483	18,160,413
Toshiba Corp.	979,088	35,165,562
Tosoh Corp.	515,800	7,683,732
Toto Ltd.	277,292	12,138,811
Toyo Seikan Group Holdings Ltd.	281,600	4,907,797
Toyo Suisan Kaisha Ltd.	175,800	7,583,403
Toyoda Gosei Co. Ltd.	125,800	2,939,779
Toyota Industries Corp.	290,786	17,087,863
Toyota Motor Corp.	4,514,663	315,839,914
Toyota Tsusho Corp.	420,700	14,706,429
Trend Micro, Inc.	250,360	13,522,460
Tsuruha Holdings, Inc.	72,400	8,621,568
Unicharm Corp.	794,140	26,018,935
United Urban Investment Corp.	5,867	11,420,865
USS Co. Ltd.	433,900	8,414,694
Welcia Holdings Co. Ltd.	92,300	5,660,144
West Japan Railway Co.	321,900	28,350,853
Yahoo! Japan Corp.	5,236,200	18,041,011
Yakult Honsha Co. Ltd.	237,166	13,915,241
Yamada Denki Co. Ltd.	1,245,050	6,212,734
Yamaha Corp.	284,743	15,691,832
Yamaha Motor Co. Ltd.	548,000	11,453,811
Yamato Holdings Co. Ltd.	605,432	10,357,967
Yamazaki Baking Co. Ltd.	240,200	4,405,789
Yaskawa Electric Corp.	474,400	17,429,062
Yokogawa Electric Corp.	449,600	8,230,203
Yokohama Rubber Co. Ltd.	238,090	4,906,717
Zozo, Inc. (a)	214,100	4,263,607

TOTAL JAPAN		7,080,212,574

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,309,318	22,400,795
Aroundtown SA	1,814,945	15,761,686
Eurofins Scientific SA (a)	22,802	11,973,738
Millicom International Cellular SA (depository receipt)	130,951	5,858,120
SES SA (France) (depositary receipt)	720,792	9,565,761
Tenaris SA	936,508	9,953,529

TOTAL LUXEMBOURG		75,513,629

Malta - 0.0%
BGP Holdings PLC (b)(e)	5,796,476	64
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	5,139,500	5,035,636
HKT Trust/HKT Ltd. unit	7,496,760	10,993,946

TOTAL MULTI-NATIONAL		16,029,582

Netherlands - 5.1%
ABN AMRO Group NV GDR (c)	829,659	14,159,692
Adyen BV (b)(c)	20,520	15,740,341
AEGON NV	3,525,917	15,878,629
AerCap Holdings NV (b)	243,151	15,029,163
Airbus Group NV	1,153,482	169,498,182
Akzo Nobel NV	450,070	43,102,509
Altice Europe NV Class A (b)	1,334,491	7,942,788
ASML Holding NV (Netherlands)	841,365	228,081,091
CNH Industrial NV	2,003,468	21,473,792
EXOR NV	214,500	16,411,179
Ferrari NV	238,220	40,263,020
Fiat Chrysler Automobiles NV (Italy)	2,145,771	31,727,705
Heineken Holding NV	227,682	21,824,822
Heineken NV (Bearer)	512,224	53,073,204
ING Groep NV (Certificaten Van Aandelen)	7,704,176	88,596,528
Koninklijke Ahold Delhaize NV	2,339,412	60,254,951
Koninklijke DSM NV	358,568	45,946,667
Koninklijke KPN NV	7,044,388	21,695,626
Koninklijke Philips Electronics NV	1,789,417	83,082,552
NN Group NV	605,536	23,244,536
NXP Semiconductors NV	551,059	63,691,399
Prosus NV (b)	963,692	65,693,309
QIAGEN NV (Germany) (b)	449,839	19,260,283
Randstad NV	235,972	13,743,280
STMicroelectronics NV (France)	1,345,413	32,889,132
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	273,629	42,780,641
Unilever NV	2,900,809	172,577,740
Vopak NV	136,958	7,302,067
Wolters Kluwer NV	553,395	39,730,046

TOTAL NETHERLANDS		1,474,694,874

New Zealand - 0.3%
Auckland International Airport Ltd.	1,897,920	11,002,736
Fisher & Paykel Healthcare Corp.	1,135,638	16,149,113
Fletcher Building Ltd.	1,654,051	5,553,741
Mercury Nz Ltd.	1,353,137	4,169,827
Meridian Energy Ltd.	2,540,172	7,681,023
Ryman Healthcare Group Ltd.	792,659	7,684,195
Spark New Zealand Ltd.	3,639,607	10,608,290
The a2 Milk Co. Ltd. (b)	1,454,048	14,487,902

TOTAL NEW ZEALAND		77,336,827

Norway - 0.6%
Aker Bp ASA	209,978	6,018,695
DNB ASA	1,871,241	31,414,639
Equinor ASA	1,982,705	36,511,291
Gjensidige Forsikring ASA	396,395	7,456,480
Marine Harvest ASA	869,668	21,560,613
Norsk Hydro ASA	2,654,364	9,384,464
Orkla ASA	1,487,359	14,398,064
Schibsted ASA (B Shares)	189,952	4,894,651
Telenor ASA	1,426,602	26,023,171
Yara International ASA	350,486	13,208,603

TOTAL NORWAY		170,870,671

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	2,715,907	13,667,574
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(e)	2,598,658	29
Energias de Portugal SA	5,059,250	20,457,614
Galp Energia SGPS SA Class B	992,144	16,135,608
Jeronimo Martins SGPS SA	502,076	8,018,450

TOTAL PORTUGAL		44,611,701

Singapore - 1.3%
Ascendas Real Estate Investment Trust	6,487,684	14,136,662
CapitaCommercial Trust (REIT)	5,342,053	7,851,365
CapitaLand Ltd.	5,073,637	13,652,372
CapitaMall Trust	5,112,800	9,421,070
City Developments Ltd.	899,700	6,802,353
ComfortDelgro Corp. Ltd.	4,282,784	7,359,273
DBS Group Holdings Ltd.	3,547,008	65,488,412
Genting Singapore Ltd.	11,955,359	8,086,215
Jardine Cycle & Carriage Ltd.	196,230	4,396,378
Keppel Corp. Ltd.	2,877,000	14,136,765
Mapletree Commercial Trust	3,989,600	6,884,656
Oversea-Chinese Banking Corp. Ltd.	6,406,464	50,498,451
Sembcorp Industries Ltd.	1,922,630	3,078,795
Singapore Airlines Ltd.	1,065,025	7,156,756
Singapore Airport Terminal Service Ltd.	1,335,000	4,861,290
Singapore Exchange Ltd.	1,589,900	10,288,546
Singapore Press Holdings Ltd.	3,211,221	5,165,755
Singapore Technologies Engineering Ltd.	3,090,061	9,331,641
Singapore Telecommunications Ltd.	16,131,327	39,868,299
Suntec (REIT)	3,883,500	5,224,949
United Overseas Bank Ltd.	2,491,460	47,038,240
UOL Group Ltd.	917,950	5,208,608
Venture Corp. Ltd.	545,900	6,334,771
Wilmar International Ltd.	3,793,900	11,346,191
Yangzijiang Shipbuilding Holdings Ltd.	4,610,100	3,472,070

TOTAL SINGAPORE		367,089,883

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	516,094	20,062,136
Aena Sme SA (c)	133,013	24,430,506
Amadeus IT Holding SA Class A	852,689	67,925,325
Banco Bilbao Vizcaya Argentaria SA	13,186,435	69,273,968
Banco de Sabadell SA	11,138,425	12,358,223
Banco Santander SA (Spain)	32,854,134	127,964,085
Bankia SA	2,439,678	4,726,913
Bankinter SA	1,337,639	9,355,750
CaixaBank SA	7,076,359	20,851,519
Cellnex Telecom SA (c)	496,089	21,317,043
Enagas SA	448,571	11,174,665
Endesa SA	627,835	17,072,355
Ferrovial SA	971,679	28,852,560
Ferrovial SA (b)	15,047	446,798
Gas Natural SDG SA	583,798	15,180,196
Grifols SA	589,712	20,148,582
Iberdrola SA	11,943,425	117,496,286
Inditex SA	2,155,944	67,081,252
MAPFRE SA (Reg.)	2,095,085	5,907,105
Red Electrica Corporacion SA	856,669	16,712,749
Repsol SA	2,845,444	44,796,567
Siemens Gamesa Renewable Energy SA	471,860	7,530,684
Telefonica SA	9,237,068	70,645,701

TOTAL SPAIN		801,310,968

Sweden - 2.4%
Alfa Laval AB	622,246	15,308,667
ASSA ABLOY AB (B Shares)	1,981,332	47,048,708
Atlas Copco AB:
(A Shares)	1,322,162	48,447,127
(B Shares)	776,974	25,119,294
Boliden AB	540,643	13,944,647
Electrolux AB (B Shares)	446,075	11,463,559
Epiroc AB:
Class A	1,286,692	15,021,607
Class B	787,609	8,853,698
Ericsson (B Shares)	6,073,188	54,730,260
Essity AB Class B	1,198,741	37,678,347
H&M Hennes & Mauritz AB (B Shares)	1,587,719	30,645,703
Hexagon AB (B Shares)	519,162	29,350,881
Husqvarna AB (B Shares)	826,942	6,457,442
ICA Gruppen AB	179,804	7,848,300
Industrivarden AB (C Shares)	330,579	7,666,971
Investor AB (B Shares)	899,077	47,524,660
Kinnevik AB (B Shares)	472,860	10,828,572
Lundbergfoeretagen AB	150,126	5,950,893
Lundin Petroleum AB	365,822	11,276,807
Sandvik AB	2,232,033	40,590,470
Securitas AB (B Shares)	619,678	10,275,822
Skandinaviska Enskilda Banken AB (A Shares)	3,217,777	27,593,378
Skanska AB (B Shares)	672,852	14,867,406
SKF AB (B Shares)	752,524	14,372,557
Svenska Handelsbanken AB (A Shares)	3,037,332	29,813,991
Swedbank AB (A Shares)	1,791,727	23,331,265
Swedish Match Co. AB	335,875	16,088,161
Tele2 AB (B Shares)	986,000	14,548,528
Telia Co. AB	5,406,975	23,403,396
Volvo AB (B Shares)	2,937,546	45,414,347

TOTAL SWEDEN		695,465,464

Switzerland - 9.1%
ABB Ltd. (Reg.)	3,643,813	79,609,014
Adecco SA (Reg.)	307,246	18,998,697
Alcon, Inc. (Switzerland) (b)	821,043	45,341,119
Baloise Holdings AG	96,572	16,788,411
Barry Callebaut AG	5,923	11,908,207
Clariant AG (Reg.)	397,391	8,212,151
Coca-Cola HBC AG	395,121	13,178,948
Compagnie Financiere Richemont SA Series A	1,031,999	78,240,108
Credit Suisse Group AG	5,054,319	66,163,912
Dufry AG	80,153	7,823,286
Ems-Chemie Holding AG	16,195	10,051,510
Galenica AG	90,063	16,062,248
Geberit AG (Reg.)	73,321	39,368,555
Givaudan SA	18,253	53,658,982
Julius Baer Group Ltd.	442,782	20,856,994
Kuehne & Nagel International AG	106,865	17,380,594
LafargeHolcim Ltd. (Reg.)	974,314	50,248,192
Lindt & Spruengli AG	200	17,064,266
Lindt & Spruengli AG (participation certificate)	2,126	16,214,804
Lonza Group AG	146,994	49,931,645
Nestle SA (Reg. S)	5,882,074	610,822,933
Novartis AG	4,246,253	391,444,754
Pargesa Holding SA	75,028	5,921,190
Partners Group Holding AG	36,962	31,174,152
Roche Holding AG (participation certificate)	1,388,667	428,116,283
Schindler Holding AG:
(participation certificate)	80,623	20,104,340
(Reg.)	39,675	9,492,633
SGS SA (Reg.)	10,432	27,150,852
Sika AG	252,266	43,917,877
Sonova Holding AG Class B	109,305	24,960,572
Straumann Holding AG	20,376	19,606,614
Swatch Group AG (Bearer)	57,468	16,095,064
Swatch Group AG (Bearer) (Reg.)	103,139	5,498,683
Swiss Life Holding AG	66,420	32,939,271
Swiss Prime Site AG	150,166	15,861,495
Swiss Re Ltd.	582,417	63,091,534
Swisscom AG	51,242	26,529,492
Temenos Group AG	128,577	19,510,008
UBS Group AG	7,630,560	92,505,514
Zurich Insurance Group Ltd.	295,663	116,034,503

TOTAL SWITZERLAND		2,637,879,407

United Kingdom - 15.0%
3i Group PLC	1,924,350	26,654,640
Admiral Group PLC	370,248	10,247,213
Anglo American PLC (United Kingdom)	2,050,421	53,738,919
Antofagasta PLC	773,169	8,679,475
Ashtead Group PLC	912,094	27,720,863
Associated British Foods PLC	704,509	23,407,225
AstraZeneca PLC (United Kingdom)	2,593,156	250,519,127
Auto Trader Group PLC (c)	1,833,254	13,315,909
Aveva Group PLC	127,933	7,541,473
Aviva PLC	7,747,311	40,408,115
BAE Systems PLC	6,334,670	46,911,165
Barclays PLC	34,105,611	75,381,244
Barratt Developments PLC	2,013,424	17,363,214
Berkeley Group Holdings PLC	236,226	14,010,738
BHP Billiton PLC	4,175,533	92,505,550
BP PLC	40,269,229	250,817,152
British American Tobacco PLC (United Kingdom)	4,533,857	179,444,419
British Land Co. PLC	1,749,168	13,015,932
BT Group PLC	16,570,296	41,052,005
Bunzl PLC	666,926	18,311,627
Burberry Group PLC	813,677	22,140,991
Carnival PLC	317,822	13,297,232
Centrica PLC	11,514,092	11,945,701
Coca-Cola European Partners PLC	457,622	23,091,606
Compass Group PLC	3,136,093	76,841,764
Croda International PLC	254,262	16,376,085
Diageo PLC	4,675,574	191,028,847
Direct Line Insurance Group PLC	2,695,197	10,645,323
easyJet PLC	314,402	5,440,524
Evraz PLC	987,519	4,730,594
G4S PLC (United Kingdom)	3,030,859	8,196,323
GlaxoSmithKline PLC	9,861,241	224,042,914
Halma PLC	751,073	20,456,899
Hargreaves Lansdown PLC	563,073	13,508,524
HSBC Holdings PLC (United Kingdom)	39,908,719	297,324,043
Imperial Brands PLC	1,884,834	41,518,154
Informa PLC	2,477,679	25,359,481
InterContinental Hotel Group PLC	342,188	22,117,506
Intertek Group PLC	319,384	22,784,353
ITV PLC	7,176,805	13,467,837
J Sainsbury PLC	3,486,774	9,663,740
John David Group PLC	865,516	8,513,942
Johnson Matthey PLC	381,857	14,193,412
Kingfisher PLC	4,179,305	11,329,853
Land Securities Group PLC	1,388,859	17,214,890
Legal & General Group PLC	11,794,257	42,847,117
Lloyds Banking Group PLC	138,607,296	109,271,893
London Stock Exchange Group PLC	622,198	55,326,917
M&G PLC (b)	5,064,058	15,456,457
Marks & Spencer Group PLC	3,859,511	9,695,587
Meggitt PLC	1,538,407	12,793,268
Melrose Industries PLC	9,566,023	28,405,510
Micro Focus International PLC	667,004	9,774,688
Mondi PLC	960,909	20,822,169
National Grid PLC	6,879,717	79,161,396
Next PLC	263,328	23,015,187
NMC Health PLC (a)	185,876	6,031,471
Ocado Group PLC (b)	908,972	15,576,349
Pearson PLC	1,535,883	12,859,849
Persimmon PLC	628,283	20,785,244
Prudential PLC	5,139,563	91,217,654
Reckitt Benckiser Group PLC	1,402,259	110,076,329
RELX PLC (London Stock Exchange)	3,843,411	93,100,901
Rentokil Initial PLC	3,647,417	20,986,843
Rio Tinto PLC	2,233,798	121,605,445
Rolls-Royce Holdings PLC	3,417,420	31,402,338
Rolls-Royce Holdings PLC	154,839,358	200,254
Royal Bank of Scotland Group PLC	9,565,817	27,975,036
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,519,815	244,073,598
Class B (United Kingdom)	7,320,527	207,658,639
RSA Insurance Group PLC	2,044,045	14,562,825
Sage Group PLC	2,153,430	20,993,564
Schroders PLC	246,155	10,502,441
Scottish & Southern Energy PLC	2,019,849	33,959,428
Segro PLC	2,152,361	24,885,818
Severn Trent PLC	471,156	13,667,632
Smith & Nephew PLC	1,729,229	38,597,783
Smiths Group PLC	780,652	16,769,742
Spirax-Sarco Engineering PLC	144,645	16,695,942
St. James's Place Capital PLC	1,053,473	14,830,341
Standard Chartered PLC (United Kingdom)	5,390,784	48,622,038
Standard Life PLC	4,746,353	19,452,775
Taylor Wimpey PLC	6,488,620	14,622,594
Tesco PLC	19,357,827	57,409,419
The Weir Group PLC	507,501	9,159,379
Unilever PLC	2,194,014	129,967,995
United Utilities Group PLC	1,343,009	14,822,820
Vodafone Group PLC	50,490,705	100,143,511
Vodafone Group PLC sponsored ADR	243,221	4,820,640
Whitbread PLC	264,687	15,750,129
WM Morrison Supermarkets PLC	4,733,059	12,138,469

TOTAL UNITED KINGDOM		4,378,771,967

TOTAL COMMON STOCKS
(Cost $26,188,692,717)		28,276,015,084

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	355,967	48,260,756
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	114,640	7,073,380
Fuchs Petrolub AG	134,910	5,826,838
Henkel AG & Co. KGaA	352,818	37,271,899
Porsche Automobil Holding SE (Germany)	302,965	22,377,187
Sartorius AG (non-vtg.)	70,642	14,889,521
Volkswagen AG	365,043	70,578,824

TOTAL GERMANY		158,017,649

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	11,604,337	7,147,183
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $175,979,768)		213,425,588
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20(f)
(Cost $26,914,749)	27,000,000	26,927,939
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.61% (g)	408,594,120	408,675,839
Fidelity Securities Lending Cash Central Fund 1.61% (g)(h)	112,051,808	112,063,013
TOTAL MONEY MARKET FUNDS
(Cost $520,738,852)		520,738,852
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $26,912,326,086)		29,037,107,463
NET OTHER ASSETS (LIABILITIES) - 0.2%(i)		72,661,830
NET ASSETS - 100%		$29,109,769,293

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6,313	Dec. 2019	$624,134,745	$24,612,914	$24,612,914

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $244,634,276 or 0.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,927,939.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $26,681 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,084,245
Fidelity Securities Lending Cash Central Fund	2,427,051
Total	$8,511,296

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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